AS FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

ON 03/14/2018

FILE NOS: 811-10103

333-45040

SECURITIES AND EXCHANGE COMMISSION

----------------------------------

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X ]

Pre-Effective Amendment No.

[    ]

Post-Effective Amendment No.

[39]

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

[X ]

Amendment No.

[40]

(Check appropriate box or boxes.)

SATUIT CAPITAL MANAGEMENT TRUST

(Exact name of Registrant as Specified in Charter)

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Address of Principal Executive Office)

1-866-972-8848

(Registrant's Telephone Number, including Area Code:)

THOMAS R. WESTLE

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York  10174

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES

Drake Compliance, LLC

20770 Hwy 281 N., Suite 108-619

San Antonio, TX  78258

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/X/     immediately upon filing pursuant to paragraph (b)

/   /     on (date) pursuant to paragraph (b)

/   /     60 days after filing pursuant to paragraph (a)(1)

/   /     on (date) pursuant to paragraph (a)(3)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /    on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/   /     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended October 31, 2017 was filed on January 23, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Satuit Capital Management Trust (the "Trust") has duly caused this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Franklin and the State of Tennessee on March 14, 2018.

SATUIT CAPITAL MANAGEMENT TRUST

By: /s/ Robert J. Sullivan

ROBERT J. SULLIVAN

Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Robert J. Sullivan	Chairman, President & Treasurer- Trustee	March 14, 2018
/s/ Anthony Hertl*	Trustee	March 14, 2018
/s/ Paul Dickinson*	Trustee	March 14, 2018

*  By Robert J. Sullivan, Attorney-In-Fact under Powers of Attorney

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase